Annual Total Returns	12 Months Ended
Dec. 31, 2024
Defiance Nasdaq 100 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.12%
Defiance S&P 500 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.17%
Defiance R2000 Weekly Distribution ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.43%